DEBT (Tables)	12 Months Ended
Jun. 30, 2015
Long-term Debt

The components of our long-term debt, including the current portion, and the associated interest rates were as follows as of June 30, 2015 and 2014:

Due Date	Face Value June 30, 2015	Face Value June 30, 2014	Stated Interest Rate	Effective Interest Rate

		(In millions)

Notes

September 25, 2015	$1,750	$1,750	1.625%	1.795%
February 8, 2016	750	750	2.500%	2.642%
November 15, 2017	600	600	0.875%	1.084%
May 1, 2018	450	450	1.000%	1.106%
December 6, 2018	1,250	1,250	1.625%	1.824%
June 1, 2019	1,000	1,000	4.200%	4.379%
February 12, 2020 (a)	1,500	0	1.850%	1.935%
October 1, 2020	1,000	1,000	3.000%	3.137%
February 8, 2021	500	500	4.000%	4.082%
December 6, 2021 (b)	1,950	2,396	2.125%	2.233%
February 12, 2022 (a)	1,500	0	2.375%	2.466%
November 15, 2022	750	750	2.125%	2.239%
May 1, 2023	1,000	1,000	2.375%	2.465%
December 15, 2023	1,500	1,500	3.625%	3.726%
February 12, 2025 (a)	2,250	0	2.700%	2.772%
December 6, 2028 (b)	1,950	2,396	3.125%	3.218%
May 2, 2033 (b)	613	753	2.625%	2.690%
February 12, 2035 (a)	1,500	0	3.500%	3.604%
June 1, 2039	750	750	5.200%	5.240%
October 1, 2040	1,000	1,000	4.500%	4.567%
February 8, 2041	1,000	1,000	5.300%	5.361%
November 15, 2042	900	900	3.500%	3.571%
May 1, 2043	500	500	3.750%	3.829%
December 15, 2043	500	500	4.875%	4.918%
February 12, 2045 (a)	1,750	0	3.750%	3.800%
February 12, 2055 (a)	2,250	0	4.000%	4.063%

Total	$30,463	$20,745

(a)	In February 2015, we issued $10.8 billion of debt securities.

(b)	Euro-denominated debt securities.

Maturities of Long-term Debt

Maturities of our long-term debt for each of the next five years and thereafter are as follows:

(In millions)

Year Ending June 30,

2016	$2,500
2017	0
2018	1,050
2019	2,250
2020	1,500
Thereafter	23,163

Total	$30,463